THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.9%

	Shares	Value
CONSUMER DISCRETIONARY — 11.9%

Lowe’s	55,545	$11,822,198

NIKE, Cl B	66,285	6,729,916

Starbucks	66,500	6,186,495

TJX	122,695	11,644,982

		36,383,591

CONSUMER STAPLES — 10.1%

Coca-Cola	100,030	5,950,785

Costco Wholesale	17,495	12,156,925

PepsiCo	75,390	12,705,477

		30,813,187

ENERGY — 2.5%

Chevron	52,435	7,730,492

FINANCIALS — 19.0%

Aon PLC, Cl A	19,395	5,788,050

BlackRock, Cl A	14,915	11,548,834

JPMorgan Chase	74,305	12,955,820

Mastercard, Cl A	37,405	16,803,448

S&P Global	24,015	10,767,125

		57,863,277

HEALTH CARE — 18.3%

CVS Health	87,220	6,486,551

Johnson & Johnson	55,340	8,793,526

McKesson	13,275	6,636,040

Medtronic	109,215	9,560,681

Stryker	16,475	5,527,033

Thermo Fisher Scientific	12,335	6,648,319

UnitedHealth Group	23,445	11,997,744

		55,649,894

INDUSTRIALS — 12.8%

Eaton	39,245	9,657,410

Honeywell International	49,275	9,966,362

RTX	146,970	13,391,906

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued

United Parcel Service, Cl B	42,420	$6,019,398

		39,035,076

INFORMATION TECHNOLOGY — 22.2%

Accenture, Cl A	36,705	13,356,215

Apple	103,470	19,079,868

Microsoft	50,000	19,879,000

Oracle	85,495	9,549,791

Texas Instruments	37,205	5,957,265

		67,822,139

MATERIALS — 2.1%

Air Products and Chemicals	24,860	6,356,951

TOTAL COMMON STOCK

(Cost $152,582,731)		301,654,607

CASH EQUIVALENT (A) — 1.0%

SEI Daily Income Trust, Government Fund, Institutional Class, 5.120% (Cost $3,152,741)	3,152,741	3,152,741

TOTAL INVESTMENTS — 99.9%

(Cost $155,735,472)		$304,807,348

Percentages are based on Net Assets of $304,983,468.

(A)	The rate reported is the 7-day effective yield as of January 31, 2024.

Cl — Class

PLC — Public Limited Company

HIM-QH-001-4100

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